INTANGIBLE ASSETS - Expected Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2025 USD ($)
INTANGIBLE ASSETS
2026	$ 28
2027	28
2028	28
2029	28
2030	28
2031 and thereafter	$ 81